CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited)	March 31, 2022

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.7%
COMMUNICATION SERVICES - 8.0%
Interactive Media & Services - 2.1%
Alphabet Inc., Class A Shares	2,313	$6,433,263	*

Media - 5.9%
Charter Communications Inc., Class A Shares	11,843	6,460,593	*
Comcast Corp., Class A Shares	120,420	5,638,065
DISH Network Corp., Class A Shares	204,505	6,472,583	*

Total Media		18,571,241

TOTAL COMMUNICATION SERVICES		25,004,504

CONSUMER DISCRETIONARY - 4.1%
Hotels, Restaurants & Leisure - 1.6%
Booking Holdings Inc.	2,163	5,079,697	*

Specialty Retail - 2.5%
Home Depot Inc.	15,758	4,716,842
TJX Cos. Inc.	50,062	3,032,756

Total Specialty Retail		7,749,598

TOTAL CONSUMER DISCRETIONARY		12,829,295

CONSUMER STAPLES - 1.3%
Beverages - 1.3%
PepsiCo Inc.	25,100	4,201,238

ENERGY - 8.2%
Oil, Gas & Consumable Fuels - 8.2%
Chevron Corp.	48,883	7,959,619
ConocoPhillips	121,960	12,196,000
Enterprise Products Partners LP	218,118	5,629,626

TOTAL ENERGY		25,785,245

FINANCIALS - 22.3%
Banks - 8.8%
Bank of America Corp.	314,740	12,973,583
JPMorgan Chase & Co.	83,716	11,412,165
US Bancorp	59,823	3,179,592

Total Banks		27,565,340

Capital Markets - 3.7%
Bank of New York Mellon Corp.	81,649	4,052,240
Charles Schwab Corp.	88,750	7,482,512

Total Capital Markets		11,534,752

Consumer Finance - 3.7%
American Express Co.	62,191	11,629,717

See Notes to Schedule of Investments.

ClearBridge Variable Large Cap Value Portfolio 2022 Quarterly Report	1

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Diversified Financial Services - 1.9%
Berkshire Hathaway Inc., Class B Shares	16,290	$5,748,904	*

Insurance - 4.2%
Marsh & McLennan Cos. Inc.	27,329	4,657,408
Progressive Corp.	36,962	4,213,299
Travelers Cos. Inc.	23,844	4,357,014

Total Insurance		13,227,721

TOTAL FINANCIALS		69,706,434

HEALTH CARE - 9.2%
Biotechnology - 1.2%
Amgen Inc.	15,181	3,671,069

Health Care Providers & Services - 5.2%
Anthem Inc.	14,848	7,293,635
UnitedHealth Group Inc.	17,990	9,174,360

Total Health Care Providers & Services		16,467,995

Pharmaceuticals - 2.8%
Johnson & Johnson	33,644	5,962,726
Merck & Co. Inc.	33,861	2,778,295

Total Pharmaceuticals		8,741,021

TOTAL HEALTH CARE		28,880,085

INDUSTRIALS - 16.1%
Aerospace & Defense - 5.5%
Northrop Grumman Corp.	14,340	6,413,135
Raytheon Technologies Corp.	108,594	10,758,408

Total Aerospace & Defense		17,171,543

Air Freight & Logistics - 2.1%
United Parcel Service Inc., Class B Shares	30,703	6,584,565

Electrical Equipment - 1.1%
Vertiv Holdings Co.	253,000	3,542,000

Industrial Conglomerates - 1.1%
Honeywell International Inc.	18,500	3,599,730

Machinery - 6.3%
Deere & Co.	28,580	11,873,847
Illinois Tool Works Inc.	21,484	4,498,750
Otis Worldwide Corp.	42,672	3,283,610

Total Machinery		19,656,207

TOTAL INDUSTRIALS		50,554,045

See Notes to Schedule of Investments.

2	ClearBridge Variable Large Cap Value Portfolio 2022 Quarterly Report

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 4.8%
Cisco Systems Inc.	140,540	$7,836,511
Motorola Solutions Inc.	30,150	7,302,330

Total Communications Equipment		15,138,841

Electronic Equipment, Instruments & Components - 3.1%
TE Connectivity Ltd.	73,692	9,652,178

IT Services - 2.0%
Visa Inc., Class A Shares	28,170	6,247,261

Semiconductors & Semiconductor Equipment - 2.5%
Intel Corp.	98,791	4,896,082
QUALCOMM Inc.	18,270	2,792,021

Total Semiconductors & Semiconductor Equipment		7,688,103

Software - 2.2%
Microsoft Corp.	11,234	3,463,555
Oracle Corp.	42,480	3,514,370

Total Software		6,977,925

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc.	9,240	1,613,396

TOTAL INFORMATION TECHNOLOGY		47,317,704

MATERIALS - 4.5%
Chemicals - 3.2%
Air Products & Chemicals Inc.	22,128	5,530,009
PPG Industries Inc.	33,970	4,452,448

Total Chemicals		9,982,457

Construction Materials - 1.3%
Martin Marietta Materials Inc.	10,581	4,072,521

TOTAL MATERIALS		14,054,978

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	22,761	5,718,018

UTILITIES - 6.1%
Electric Utilities - 1.8%
Edison International	78,028	5,469,763

Multi-Utilities - 4.3%
Sempra Energy	80,612	13,552,489

TOTAL UTILITIES		19,022,252

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $148,912,006)		303,073,798

See Notes to Schedule of Investments.

ClearBridge Variable Large Cap Value Portfolio 2022 Quarterly Report	3

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 3.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.139%	8,350,389	$8,350,389
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.212%	2,087,598	2,087,598	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $10,437,987)			10,437,987

TOTAL INVESTMENTS - 100.1% (Cost - $159,349,993)			313,511,785
Liabilities in Excess of Other Assets - (0.1)%			(181,344)

TOTAL NET ASSETS - 100.0%			$313,330,441

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2022, the total market value of investments in Affiliated Companies was $2,087,598 and the cost was $2,087,598 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Variable Large Cap Value Portfolio 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Large Cap Value Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$303,073,798	—	—	$303,073,798
Short-Term Investments†	10,437,987	—	—	10,437,987

Total Investments	$313,511,785	—	—	$313,511,785

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2022. The following transactions were effected in such company for the period ended March 31, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,647,979	$3,462,511	3,462,511	$3,022,892	3,022,892	—	$264	—	$2,087,598

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